UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2010

Date of reporting period:	06/30/2010

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2010 through June 30, 2010 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Business Opportunity Value Fund

Semi-Annual Report
June 30, 2010
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

Shares		Value (Note 1)
	FOREIGN COMMON STOCKS—98.3%
	Bermuda—0.4%
73,790	XL Group Plc†	$1,181,378
	Brazil—2.0%
8,034	Brasil Telecom SA, ADR†,*	69,494
14,162	Brasil Telecom SA, ADR (Preference)†,*	284,373
259,200	Centrais Eletricas Brasileiras SA, SP ADR†	3,462,912
56,717	Tele Norte Leste Participacoes SA, ADR	848,486
5,560	Tim Participacoes SA, ADR	150,898
19,132	Vivo Participacoes SA, ADR	495,902
		5,312,065
	Finland—1.1%
353,100	Nokia OYJ	2,892,640
	France—12.4%
1,298,200	Alcatel-Lucent†,*	3,322,799
165,384	Carrefour SA	6,593,627
196,800	Credit Agricole SA†	2,052,179
280,929	France Telecom SA†	4,897,391
299,056	Natixis*	1,305,218
84,900	Renault SA*	3,162,976
109,827	Sanofi-Aventis	6,648,111
114,751	Total SA	5,148,314
		33,130,615
	Germany—6.2%
54,800	Bayerische Motoren Werke AG	2,675,490
37,120	Deutsche Bank AG, Registered	2,095,570
185,900	Deutsche Post AG, Registered	2,724,186
551,400	Deutsche Telekom AG, Registered	6,542,586
26,870	Volkswagen AG (Preference)	2,369,811
		16,407,643
	Italy—6.9%
302,200	Eni SpA	5,575,321
1,396,080	Intesa Sanpaolo SpA	3,695,487
2,682,238	Telecom Italia SpA	2,977,149
4,975,190	Telecom Italia SpA-RSP	4,567,672
492,500	UniCredit SpA	1,094,950
1,228,600	Unipol Gruppo Finanziario SpA (Preference)†	538,442
		18,449,021

Shares		Value (Note 1)
	Japan—27.5%
169,000	Akita Bank, Ltd. (The)	$585,148
122,600	Canon, Inc.	4,564,588
520,000	Chuo Mitsui Trust Holdings, Inc.	1,831,894
220,000	Dai Nippon Printing Co., Ltd.†	2,536,507
117,238	Daiichi Sankyo Co., Ltd.	2,092,431
164,300	FUJIFILM Holdings Corp.	4,743,352
228	Japan Tobacco, Inc.	708,608
894,500	Mitsubishi UFJ Financial Group, Inc.	4,057,530
2,272,000	Mizuho Financial Group, Inc.	3,724,130
226,699	MS & AD Insurance Group	4,847,176
107,400	Nippon Telegraph & Telephone Corp.	4,370,585
387,000	NKSJ Holdings, Inc.*	2,313,124
94,000	Ono Pharmaceutical Co., Ltd.	3,806,686
94,800	Rohm Co., Ltd.	5,686,869
95,000	Seven & I Holdings Co., Ltd.	2,174,358
146,000	Sony Corp.	3,890,298
138,600	Sumitomo Mitsui Financial Group, Inc.	3,918,715
114,000	Taisho Pharmaceutical Co., Ltd.	2,246,587
81,400	Takeda Pharmaceutical Co., Ltd.	3,492,789
67,040	Takefuji Corp.†	195,964
93,900	TDK Corp.†	5,133,188
165,800	Tokio Marine Holdings, Inc.	4,354,422
59,500	Toyota Motor Corp.	2,042,260
		73,317,209
	Mexico—2.4%
390,031	Cemex SAB de CV, SP ADR*	3,771,600
182,100	Telefonos de Mexico SAB de CV, Class L, SP ADR†	2,569,431
		6,341,031
	Netherlands—9.0%
678,333	Aegon NV*	3,621,451
67,900	Akzo Nobel NV	3,546,990
289,232	Koninklijke Ahold NV	3,595,904
90,501	SNS Reaal*	392,062
548,700	STMicroelectronics NV	4,380,118
206,882	Unilever NV CVA†	5,678,426
145,442	Wolters Kluwer NV	2,803,280
		24,018,231

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

Shares		Value (Note 1)
	New Zealand—0.3%
651,951	Telecom Corp. of New Zealand, Ltd.	$844,523
	Portugal—2.6%
686,408	Portugal Telecom SGPS SA, Registered†	6,895,387
	South Korea—2.1%
214,900	Korea Electric Power Corp., SP ADR*	2,767,912
199,977	SK Telecom Co., Ltd., ADR	2,945,661
		5,713,573
	Spain—1.3%
185,512	Telefonica SA	3,453,973
	Sweden—2.0%
464,730	Telefonaktiebolaget LM Ericsson, Series B	5,184,272
	Switzerland—5.5%
132,600	Swiss Reinsurance, Co., Ltd., Registered	5,449,817
10,440	Swisscom AG, Registered	3,540,349

Shares		Value (Note 1)
	Switzerland (Continued)
227,462	Tyco Electronics, Ltd.	$5,772,986
		14,763,152
	United Kingdom—16.6%
172,019	AstraZeneca Plc	8,113,226
801,994	Barclays Plc	3,202,445
330,550	BP Plc	1,583,031
195,500	British Sky Broadcasting Group Plc	2,042,187
260,107	GlaxoSmithKline Plc	4,418,609
261,900	Home Retail Group Plc	831,996
4,709,800	ITV Plc*	3,521,071
826,500	J Sainsbury Plc	3,945,032
1,452,600	Kingfisher Plc	4,552,185
1,341,738	Marks & Spencer Group Plc	6,612,601
847,201	WM Morrison Supermarkets Plc	3,349,090
98,569	Wolseley Plc*	1,957,367
		44,128,840
	TOTAL FOREIGN COMMON STOCKS (Cost $385,090,726)	262,033,553

			Expiration Date
	RIGHTS—0.0%
	Italy—0.0%
548,887	Unipol Gruppo Finanziario SpA, 07/09/2010* (Cost $0)		07/09/2010	18,484
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—10.6%
$4,210,527	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2010	4,210,527

Shares
23,992,332	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	23,992,332
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,202,859)	28,202,859
	TOTAL INVESTMENTS AT MARKET VALUE—108.9% (Cost $413,293,585)	290,254,896
	Liabilities in Excess of Other Assets—(8.9)%	(23,657,753)
	NET ASSETS—100.0%	$266,597,143

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

At June 30, 2010, industry sector diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Diversified Telecommunication Services	15.7%
Pharmaceuticals	11.6%
Commercial Banks	9.6%
Insurance	8.4%
Food and Staples Retailing	7.4%
Electronic Equipment, Instruments & Components	5.9%
Oil, Gas and Consumable Fuels	4.6%
Communications Equipment	4.3%
Automobiles	3.8%
Semiconductors and Semiconductor Equipment	3.8%
Media	3.1%
Multiline Retail	2.5%
Electric Utilities	2.3%
Food Products	2.1%
Office Electronics	1.7%
Specialty Retail	1.7%
Household Durables	1.5%
Construction Materials	1.4%
Chemicals	1.3%
Wireless Telecommunication Services	1.3%
Air Freight and Logistics	1.0%
Commercial Services & Supplies	1.0%
Capital Markets	0.8%
Trading Companies and Distributors	0.7%
Internet and Catalog Retail	0.3%
Tobacco	0.3%
Consumer Finance	0.1%
Diversified Financial Services	0.1%
Short-Term Investments	10.6%
Total	108.9%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

Shares		Value (Note 1)
	COMMON STOCKS—98.8%
	Aerospace & Defense—2.1%
35,700	Rockwell Collins, Inc.	$1,896,741
	Air Freight and Logistics—6.7%
43,000	C. H. Robinson Worldwide, Inc.	2,393,380
108,500	Expeditors International of Washington, Inc.	3,744,335
		6,137,715
	Beverages—5.3%
49,730	PepsiCo, Inc.	3,031,044
66,300	SABMiller Plc, SP ADR†	1,849,770
		4,880,814
	Biotechnology—7.3%
132,200	Celgene Corp.*	6,718,404
	Capital Markets—6.1%
125,000	Invesco, Ltd.	2,103,750
91,500	SEI Investments Co.	1,862,940
50,000	State Street Corp.	1,691,000
		5,657,690
	Chemicals—2.8%
33,600	Praxair, Inc.	2,553,264
	Communications Equipment—5.9%
147,310	Cisco Systems, Inc.*	3,139,176
33,600	F5 Networks, Inc.*	2,303,952
		5,443,128
	Computers and Peripherals—10.8%
23,050	Apple, Inc.*	5,797,766
110,100	NetApp, Inc.*	4,107,831
		9,905,597
	Electronic Equipment, Instruments & Components—3.1%
45,300	Dolby Laboratories, Inc., Class A*	2,839,857
	Energy Equipment and Services—3.3%
54,400	Schlumberger, Ltd.	3,010,496
	Food Products—1.4%
26,100	Nestle SA, SP ADR	1,259,064

Shares		Value (Note 1)
	Health Care Equipment and Supplies—13.2%
14,600	C. R. Bard, Inc.	$1,131,938
61,600	Gen-Probe, Inc.†,*	2,797,872
4,900	Intuitive Surgical, Inc.*	1,546,538
60,000	Stryker Corp.†	3,003,600
69,400	Varian Medical Systems, Inc.†,*	3,628,232
		12,108,180
	Hotels, Restaurants & Leisure—3.0%
41,900	McDonald's Corp.	2,759,953
	Household Products—1.7%
20,300	Colgate-Palmolive Co.	1,598,828
	Internet and Catalog Retail—3.2%
16,550	Priceline.com, Inc.*	2,921,737
	Internet Software and Services—5.0%
10,400	Google, Inc., Class A*	4,627,480
	IT Services—4.8%
89,100	Cognizant Technology Solutions Corp., Class A*	4,460,346
	Multiline Retail—4.4%
83,400	Target Corp.	4,100,778
	Pharmaceuticals—4.3%
41,300	Allergan, Inc.	2,406,138
18,900	Novo Nordisk A/S, SP ADR	1,531,278
		3,937,416
	Semiconductors and Semiconductor Equipment—1.8%
66,700	Altera Corp.†	1,654,827
	Software—2.6%
91,200	Adobe Systems, Inc.†,*	2,410,416
	TOTAL COMMON STOCKS (Cost $90,872,837)	90,882,731

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—11.6%
$2,257,715	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2010	$2,257,715

Shares
8,374,800	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	8,374,800
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,632,515)	10,632,515
	TOTAL INVESTMENTS AT MARKET VALUE—110.4% (Cost $101,505,352)	101,515,246
	Liabilities in Excess of Other Assets—(10.4)%	(9,569,421)
	NET ASSETS—100.0%	$91,945,825

Notes to the Schedule of Investments:

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

At June 30, 2010, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	34.1%
Health Care	24.8%
Consumer Discretionary	10.6%
Industrials	8.7%
Consumer Staples	8.4%
Financials	6.1%
Energy	3.3%
Materials	2.8%
Short-Term Investments	11.6%
Total	110.4%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

Shares		Value (Note 1)
	COMMON STOCKS—98.2%
	Aerospace & Defense—2.2%
23,050	Goodrich Corp.	$1,527,063
46,190	Orbital Sciences Corp.*	728,416
121,100	Taser International, Inc.†,*	472,290
		2,727,769
	Air Freight and Logistics—0.9%
37,200	Hub Group, Inc., Class A*	1,116,372
	Airlines—1.0%
8,500	Alaska Air Group, Inc.*	382,075
26,300	AMR Corp.*	178,314
84,800	JetBlue Airways Corp.*	465,552
14,100	UAL Corp.*	289,896
		1,315,837
	Auto Components—1.2%
22,700	Autoliv, Inc.†,*	1,086,195
24,600	Gentex Corp.	442,308
		1,528,503
	Biotechnology—0.9%
35,400	BioMarin Pharmaceutical, Inc.†,*	671,184
105,300	Nanosphere, Inc.†,*	459,108
		1,130,292
	Building Products—1.0%
24,900	AO Smith Corp.	1,199,931
	Capital Markets—2.4%
73,500	GFI Group, Inc.	410,130
15,500	Lazard, Ltd., Class A	414,005
17,700	optionsXpress Holdings, Inc.†,*	278,598
38,100	Raymond James Financial, Inc.	940,689
47,000	Waddell & Reed Financial, Inc., Class A	1,028,360
		3,071,782
	Chemicals—2.8%
35,500	Albemarle Corp.	1,409,705
51,700	Cabot Corp.	1,246,487
15,100	FMC Corp.	867,193
		3,523,385
	Commercial Banks—1.4%
372,300	CapitalSource, Inc.†	1,772,148

Shares		Value (Note 1)
	Commercial Services & Supplies—2.2%
19,900	Clean Harbors, Inc.*	$1,321,559
37,000	Republic Services, Inc.	1,100,010
20,820	Ritchie Bros. Auctioneers, Inc.†	379,340
		2,800,909
	Communications Equipment—2.5%
21,100	ADTRAN, Inc.	575,397
32,590	Anaren, Inc.*	486,894
95,114	Arris Group, Inc.*	969,212
20,400	Ciena Corp.*	258,672
24,900	CommScope, Inc.†,*	591,873
53,500	Harmonic, Inc.*	291,040
		3,173,088
	Computers and Peripherals—3.0%
75,842	Avid Technology, Inc.†,*	965,469
29,450	Diebold, Inc.	802,512
28,800	Seagate Technology*	375,552
54,600	Western Digital Corp.*	1,646,736
		3,790,269
	Construction and Engineering—3.1%
60,120	Chicago Bridge & Iron Co., NV*	1,130,858
23,080	Fluor Corp.†	980,900
34,000	Foster Wheeler AG*	716,040
15,580	Jacobs Engineering Group, Inc.†,*	567,735
23,900	Quanta Services, Inc.†,*	493,535
		3,889,068
	Containers and Packaging—3.5%
147,300	Crown Holdings, Inc.*	3,688,392
31,900	Packaging Corp. of America	702,438
		4,390,830
	Distributors—0.3%
17,100	LKQ Corp.*	329,688
	Diversified Consumer Services—0.7%
39,700	Sotheby's	907,939

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

Shares		Value (Note 1)
	Diversified Telecommunication Services—1.6%
105,900	Cogent Communications Group, Inc.*	$802,722
187,800	Premiere Global Services, Inc.*	1,190,652
		1,993,374
	Electrical Equipment—2.0%
65,000	Belden, Inc.	1,430,000
8,200	Franklin Electric Co., Inc.	236,324
15,100	Hubbell, Inc., Class B	599,319
7,700	Thomas & Betts Corp.*	267,190
		2,532,833
	Electronic Equipment, Instruments & Components—5.5%
31,100	Cognex Corp.	546,738
35,700	DTS, Inc.†,*	1,173,459
185,400	Flextronics International, Ltd.*	1,038,240
14,600	Itron, Inc.*	902,572
51,000	Jabil Circuit, Inc.	678,300
10,500	OSI Systems, Inc.*	291,585
85,000	Rogers Corp.*	2,360,450
		6,991,344
	Energy Equipment and Services—2.5%
6,700	Core Laboratories NV†	988,987
28,200	Dril-Quip, Inc.†,*	1,241,364
28,460	Noble Corp.*	879,699
		3,110,050
	Food Products—0.3%
28,800	Smithfield Foods, Inc.†,*	429,120
	Health Care Equipment and Supplies—7.6%
19,100	Beckman Coulter, Inc.	1,151,539
69,200	Cooper Cos., Inc. (The)†	2,753,468
231,000	Dexcom, Inc.†,*	2,670,360
155,500	Insulet Corp.†,*	2,340,275
71,400	Syneron Medical, Ltd.†,*	733,992
		9,649,634

Shares		Value (Note 1)
	Health Care Providers and Services—3.1%
42,600	Brookdale Senior Living, Inc.*	$639,000
28,400	Catalyst Health Solutions, Inc.*	979,800
19,100	Mednax, Inc.*	1,062,151
24,900	Omnicare, Inc.†	590,130
27,000	VCA Antech, Inc.†,*	668,520
		3,939,601
	Health Care Technology—0.8%
39,900	athenahealth, Inc.†,*	1,042,587
	Hotels, Restaurants & Leisure—0.3%
17,100	Cheesecake Factory, Inc. (The)†,*	380,646
	Household Durables—0.9%
37,700	Harman International Industries, Inc.*	1,126,853
	Industrial Conglomerates—0.4%
14,600	Carlisle Cos., Inc.	527,498
	Insurance—2.9%
14,900	Everest Re Group, Ltd.	1,053,728
54,400	W. R. Berkley Corp.†	1,439,424
38,600	Willis Group Holdings Plc	1,159,930
		3,653,082
	Internet Software and Services—1.3%
20,200	comScore, Inc.†,*	332,694
6,700	Constant Contact, Inc.*	142,911
6,900	Equinix, Inc.*	560,418
25,600	QuinStreet, Inc.*	294,656
11,900	VeriSign, Inc.*	315,945
		1,646,624
	IT Services—2.5%
94,300	Amdocs, Ltd.*	2,531,955
12,200	Global Payments, Inc.	445,788
51,700	Ness Technologies, Inc.*	222,827
		3,200,570

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

Shares		Value (Note 1)
	Life Sciences Tools and Services—3.4%
25,400	ICON Plc, SP ADR*	$733,806
47,700	Illumina, Inc.†,*	2,076,381
24,200	Pharmaceutical Product Development, Inc.	614,922
42,800	QIAGEN NV†,*	822,616
		4,247,725
	Machinery—3.9%
59,700	Albany International Corp., Class A†	966,543
20,600	Kadant, Inc.†,*	358,852
29,900	Kaydon Corp.†	982,514
21,500	Navistar International Corp.†,*	1,057,800
21,800	Pall Corp.	749,266
9,500	Pentair, Inc.†	305,900
17,100	WABCO Holdings, Inc.*	538,308
		4,959,183
	Marine—0.3%
11,400	Kirby Corp.†,*	436,050
	Media—0.2%
15,700	Cinemark Holdings, Inc.	206,455
	Metals and Mining—1.0%
20,200	Brush Engineered Materials, Inc.*	403,596
68,200	Hecla Mining Co.*	356,004
20,400	RTI International Metals, Inc.*	491,844
		1,251,444
	Multiline Retail—0.9%
28,260	Dollar Tree, Inc.*	1,176,464
	Oil, Gas and Consumable Fuels—5.1%
26,300	Cabot Oil & Gas Corp.†	823,716
26,400	CONSOL Energy, Inc.	891,264
21,800	Continental Resources, Inc.†,*	972,716
43,000	Denbury Resources, Inc.*	629,520
19,400	InterOil Corp.†,*	861,554
16,500	Massey Energy Co.	451,275
60,400	Rex Energy Corp.†,*	610,040
45,700	World Fuel Services Corp.†	1,185,458
		6,425,543

Shares		Value (Note 1)
	Paper and Forest Products—0.5%
33,700	Neenah Paper, Inc.	$616,710
	Personal Products—0.2%
10,300	Nu Skin Enterprises, Inc., Class A	256,779
	Pharmaceuticals—0.5%
11,000	Perrigo Co.†	649,770
	Real Estate Investment Trusts (REITs)—2.1%
105,700	Annaly Capital Management, Inc., REIT	1,812,755
221,000	Chimera Investment Corp., REIT	797,810
		2,610,565
	Road and Rail—1.5%
23,800	Kansas City Southern†,*	865,130
24,700	Landstar System, Inc.	963,053
		1,828,183
	Semiconductors and Semiconductor Equipment—11.0%
58,800	Actel Corp.†,*	753,816
46,800	Altera Corp.†	1,161,108
46,600	ATMI, Inc.†,*	682,224
25,300	Cabot Microelectronics Corp.*	875,127
35,700	Cymer, Inc.*	1,072,428
41,700	Fairchild Semiconductor International, Inc.*	350,697
132,320	Integrated Device Technology, Inc.*	654,984
59,200	International Rectifier Corp.†,*	1,101,712
58,100	Maxim Integrated Products, Inc.†	972,013
48,200	Microsemi Corp.†,*	705,166
18,500	Monolithic Power Systems, Inc.†,*	330,410
45,040	National Semiconductor Corp.	606,238
94,500	PMC-Sierra, Inc.*	710,640
4,900	Power Integrations, Inc.†	157,756
19,100	Silicon Laboratories, Inc.†,*	774,696
177,270	Skyworks Solutions, Inc.†,*	2,976,363
		13,885,378

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

Shares		Value (Note 1)
	Software—1.8%
27,300	Manhattan Associates, Inc.*	$752,115
16,300	Rovi Corp.*	617,933
43,000	Sonic Solutions†,*	359,050
65,100	TiVo, Inc.†,*	480,438
		2,209,536
	Specialty Retail—1.6%
159,840	Chico's FAS, Inc.	1,579,219
6,700	Tractor Supply Co.	408,499
		1,987,718
	Trading Companies and Distributors—1.1%
24,400	Watsco, Inc.†	1,413,248

Shares		Value (Note 1)
	Wireless Telecommunication Services—2.3%
94,500	MetroPCS Communications, Inc.†,*	$773,955
43,200	NII Holdings, Inc.*	1,404,864
22,200	SBA Communications Corp.†,*	755,022
		2,933,841
	TOTAL COMMON STOCKS (Cost $108,885,228)	123,986,218

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—28.5%
$3,715,613	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2010	3,715,613

Shares
32,200,008	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	32,200,008
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,915,621)	35,915,621
	TOTAL INVESTMENTS AT MARKET VALUE—126.7% (Cost $144,800,849)	159,901,839
	Liabilities in Excess of Other Assets—(26.7)%	(33,693,691)
	NET ASSETS—100.0%	$126,208,148

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

At June 30, 2010, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.6%
Industrials	19.6%
Health Care	16.4%
Financials	8.8%
Materials	7.7%
Energy	7.6%
Consumer Discretionary	6.1%
Telecommunication Services	3.9%
Consumer Staples	0.5%
Short-Term Investments	28.5%
Total	126.7%

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2010

Shares		Value (Note 1)
	COMMON STOCKS—96.0%
	Aerospace & Defense—8.4%
34,820	General Dynamics Corp.	$2,039,059
8,440	Lockheed Martin Corp.	628,780
18,300	Precision Castparts Corp.	1,883,436
25,600	Raytheon Co.	1,238,784
		5,790,059
	Biotechnology—3.7%
36,830	Amgen, Inc.*	1,937,258
12,315	Biogen Idec, Inc.†,*	584,347
		2,521,605
	Capital Markets—7.6%
57,160	Bank of New York Mellon Corp. (The)	1,411,280
5,960	Goldman Sachs Group, Inc. (The)	782,369
86,490	Morgan Stanley	2,007,433
30,800	State Street Corp.	1,041,656
		5,242,738
	Chemicals—2.2%
19,560	Praxair, Inc.	1,486,364
	Commercial Banks—5.7%
31,760	CIT Group, Inc.*	1,075,394
73,790	U.S. Bancorp	1,649,206
46,870	Wells Fargo & Co.	1,199,872
		3,924,472
	Communications Equipment—4.2%
99,430	Cisco Systems, Inc.*	2,118,853
23,670	QUALCOMM, Inc.	777,323
		2,896,176
	Computers and Peripherals—4.8%
3,770	Apple, Inc.*	948,268
18,260	EMC Corp.*	334,158
46,780	Hewlett-Packard Co.	2,024,639
		3,307,065
	Diversified Financial Services—7.9%
170,300	Bank of America Corp.	2,447,211
80,490	JPMorgan Chase & Co.	2,946,739
		5,393,950

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—1.4%
32,850	Agilent Technologies, Inc.*	$933,926
	Energy Equipment and Services—1.5%
18,330	Schlumberger, Ltd.	1,014,382
	Food and Staples Retailing—2.4%
29,320	CVS Caremark Corp.	859,662
16,100	Wal-Mart Stores, Inc.	773,927
		1,633,589
	Health Care Equipment and Supplies—2.1%
17,330	Baxter International, Inc.	704,291
10,580	Becton, Dickinson & Co.†	715,420
		1,419,711
	Health Care Providers and Services—1.6%
16,120	McKesson Corp.	1,082,619
	Hotels, Restaurants & Leisure—5.6%
26,840	McDonald's Corp.	1,767,951
52,640	Yum! Brands, Inc.†	2,055,065
		3,823,016
	Household Products—2.1%
24,100	Kimberly-Clark Corp.	1,461,183
	Internet Software and Services—3.4%
48,430	eBay, Inc.†,*	949,712
3,110	Google, Inc., Class A*	1,383,795
		2,333,507
	IT Services—6.7%
11,240	Accenture Plc, Class A	434,426
21,560	Computer Sciences Corp.	975,590
17,670	International Business Machines Corp.	2,181,892
5,110	MasterCard, Inc., Class A†	1,019,598
		4,611,506

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

Shares		Value (Note 1)
	Life Sciences Tools and Services—1.4%
19,860	Thermo Fisher Scientific, Inc.*	$974,133
	Media—1.7%
35,442	DIRECTV, Class A†,*	1,202,193
	Metals and Mining—1.5%
34,970	Teck Resources, Ltd., Class B	1,034,413
	Oil, Gas and Consumable Fuels—11.7%
16,610	Anadarko Petroleum Corp.	599,455
30,270	Chevron Corp.	2,054,122
38,350	CONSOL Energy, Inc.	1,294,696
35,080	Devon Energy Corp.	2,137,074
25,460	Occidental Petroleum Corp.	1,964,239
		8,049,586

Shares		Value (Note 1)
	Pharmaceuticals—3.1%
12,440	Johnson & Johnson	$734,706
23,150	Shire Plc, ADR†	1,420,947
		2,155,653
	Software—4.7%
72,190	Microsoft Corp.	1,661,092
71,950	Oracle Corp.	1,544,047
		3,205,139
	Specialty Retail—0.6%
14,090	Home Depot, Inc. (The)	395,506
	TOTAL COMMON STOCKS (Cost $62,391,896)	65,892,491

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—14.0%
$3,033,738	State Street Bank & Trust Co. (Euro Time Deposit)	0.010%	07/01/2010	3,033,738

Shares
6,611,060	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	6,611,060
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,644,798)	9,644,798
	TOTAL INVESTMENTS AT MARKET VALUE—110.0% (Cost $72,036,694)	75,537,289
	Liabilities in Excess of Other Assets—(10.0)%	(6,865,261)
	NET ASSETS—100.0%	$68,672,028

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1).

*  Non-income producing security

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2010

At June 30, 2010, industry sector diversification of the M Business Opportunity Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	25.2%
Financials	21.2%
Energy	13.2%
Health Care	11.9%
Industrials	8.4%
Consumer Discretionary	7.9%
Consumer Staples	4.5%
Materials	3.7%
Short-Term Investments	14.0%
Total	110.0%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2010

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Business Opportunity Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$290,254,896	$101,515,246	$159,901,839	$75,537,289
Cash denominated in foreign currencies***	704,212	—	—	—
Receivable from:
Securities sold	5,300	—	—	252,856
Capital stock subscriptions	115,823	112,286	62,070	149,766
Dividends and interest	1,879,651	38,521	181,342	63,658
Prepaid expenses	26,018	8,361	11,708	7,445
Total assets	292,985,900	101,674,414	160,156,959	76,011,014
Liabilities:
Payable for:
Securities purchased	1,351,039	1,266,458	1,550,465	211,119
Capital stock redemptions	792,334	521	55,045	442,615
Investment Adviser, net (Note 2)	155,530	49,880	97,343	38,328
Payable upon return of securities loaned (Note 1)	23,992,332	8,374,800	32,200,008	6,611,060
M Financial Group-compliance expense (Note 2)	6,070	2,001	2,802	1,740
Accrued expenses and other liabilities	91,452	34,929	43,148	34,124
Total liabilities	26,388,757	9,728,589	33,948,811	7,338,986
Net assets	$266,597,143	$91,945,825	$126,208,148	$68,672,028
Net assets consist of:
Paid-in capital	$436,448,872	$122,996,387	$115,739,334	$89,817,152
Undistributed (distributions in excess of) net investment income	7,065,680	(63,672)	(122,858)	141,048
Accumulated net realized loss on investments	(53,879,293)	(30,996,784)	(4,509,318)	(24,786,573)
Net unrealized appreciation (depreciation) on investments	(123,038,116)	9,894	15,100,990	3,500,401
Net assets	$266,597,143	$91,945,825	$126,208,148	$68,672,028
Shares outstanding#	26,298,046	7,336,607	6,433,387	8,195,562
Net asset value, offering price and redemption price per share	$10.14	$12.53	$19.62	$8.38
* Cost of investments	$413,293,585	$101,505,352	$144,800,849	$72,036,694
** Includes securities on loan with market values of	$22,853,517	$8,178,681	$31,340,194	$6,455,436
*** Cost of cash denominated in foreign currencies	$703,007	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2010

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Business Opportunity Value Fund
Investment income:
Interest*	$157,448	$2,215	$18,484	$372
Dividends**	8,276,796	357,268	641,161	510,092
Total investment income	8,434,244	359,483	659,645	510,464
Expenses:
Investment advisory fee (Note 2)	1,016,835	311,898	632,139	264,950
Custody, fund accounting, transfer agent and administration fees	234,959	52,984	79,724	60,323
Professional fees	35,170	17,621	21,472	17,397
Printing and shareholder reporting	7,691	11,522	5,443	4,324
Directors' fees and expenses	34,551	11,435	17,898	10,897
Compliance expenses (Note 2)	12,411	3,971	5,734	3,588
Other	26,947	8,845	12,182	7,931
Total expenses	1,368,564	418,276	774,592	369,410
Net investment income (loss)	7,065,680	(58,793)	(114,947)	141,054
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(9,127,100)	594,340	4,999,721	3,355,400
Foreign currency transactions	(85,881)	—	(267)	—
Net realized gain (loss)	(9,212,981)	594,340	4,999,454	3,355,400
Net change in unrealized appreciation (depreciation) on:
Investments	(35,786,837)	(5,214,060)	(9,875,351)	(11,807,758)
Foreign currency and net other assets	9,646	—	(81)	(194)
Net change in unrealized appreciation (depreciation)	(35,777,191)	(5,214,060)	(9,875,432)	(11,807,952)
Net realized and unrealized loss	(44,990,172)	(4,619,720)	(4,875,978)	(8,452,552)
Net decrease in net assets resulting from operations	$(37,924,492)	$(4,678,513)	$(4,990,925)	$(8,311,498)
* Including net securities lending income of:	$157,271	$2,139	$18,147	$308
** Net of foreign taxes withheld of:	$707,815	$11,478	$956	$1,023

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$7,065,680	$6,514,897	$(58,793)	$369,506
Net realized gain (loss) on investments and foreign currency	(9,212,981)	(27,871,396)	594,340	1,556,688
Net change in unrealized appreciation (depreciation) on investments	(35,777,191)	84,802,600	(5,214,060)	27,180,787
Net increase (decrease) in net assets resulting from operations	(37,924,492)	63,446,101	(4,678,513)	29,106,981
Distributions to shareholders:
From net investment income	—	(6,677,328)	(374,573)	(596,386)
From return of capital	—	(106,618)	—	—
Total distributions to shareholders	—	(6,783,946)	(374,573)	(596,386)
Fund share transactions (Note 4):
Proceeds from shares sold	16,439,200	44,843,023	6,406,582	15,645,082
Net asset value of shares issued on reinvestment of distributions	—	6,783,946	374,573	596,386
Cost of shares repurchased	(23,906,936)	(70,390,299)	(9,935,454)	(31,210,105)
Net decrease in net assets resulting from Fund share transactions	(7,467,736)	(18,763,330)	(3,154,299)	(14,968,637)
Total change in net assets	(45,392,228)	37,898,825	(8,207,385)	13,541,958
Net Assets:
Beginning of period	311,989,371	274,090,546	100,153,210	86,611,252
End of period*	$266,597,143	$311,989,371	$91,945,825	$100,153,210
* Including undistributed (distributions in excess of) net investment income:	$7,065,680	$—	$(63,672)	$369,694

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Business Opportunity Value Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(114,947)	$333,085	$141,054	$562,587
Net realized gain (loss) on investments and foreign currency	4,999,454	(8,342,812)	3,355,400	(7,481,664)
Net change in unrealized appreciation (depreciation) on investments	(9,875,432)	56,258,218	(11,807,952)	24,870,562
Net increase (decrease) in net assets resulting from operations	(4,990,925)	48,248,491	(8,311,498)	17,951,485
Distributions to shareholders:
From net investment income	(288,520)	(53,085)	(562,619)	(643,982)
Total distributions to shareholders	(288,520)	(53,085)	(562,619)	(643,982)
Fund share transactions (Note 4):
Proceeds from shares sold	13,835,967	22,691,243	6,122,914	22,808,728
Net asset value of shares issued on reinvestment of distributions	288,520	53,085	562,619	643,982
Cost of shares repurchased	(22,736,080)	(37,624,865)	(18,338,628)	(19,235,389)
Net increase (decrease) in net assets resulting from Fund share transactions	(8,611,593)	(14,880,537)	(11,653,095)	4,217,321
Total change in net assets	(13,891,038)	33,314,869	(20,527,212)	21,524,824
Net Assets:
Beginning of period	140,099,186	106,784,317	89,199,240	67,674,416
End of period*	$126,208,148	$140,099,186	$68,672,028	$89,199,240
* Including undistributed (distributions in excess of) net investment income:	$(122,858)	$280,609	$141,048	$562,613

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net asset value, beginning of period	$11.57		$9.44	$18.45	$20.15	$17.52	$17.00
Income from investment operations:
Net investment income	0.26	‡	0.24 ‡	0.48 ‡	0.41 ‡	0.26	0.24
Net realized and unrealized gain (loss) on investments	(1.69)		2.15	(7.71)	1.21	4.32	1.52
Total from investment operations	(1.43)		2.39	(7.23)	1.62	4.58	1.76
Less distributions to shareholders:
From net investment income	—		(0.26)	(0.51)	(0.43)	(0.27)	(0.25)
From net realized capital gains	—		—	(1.27)	(2.89)	(1.68)	(0.99)
From return of capital	—		— †	—	—	—	—
Total distributions	—		(0.26)	(1.78)	(3.32)	(1.95)	(1.24)
Net asset value, end of period	$10.14		$11.57	$9.44	$18.45	$20.15	$17.52
Total Return	(24.92	)%*	25.28%	(39.84)%	8.01%	26.78%	10.55%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$266,597		$311,989	$274,091	$549,661	$494,394	$323,942
Net expenses to average daily net assets	0.92	%**	0.94%	0.91%	0.87%	0.88%	0.92%
Net investment income to average daily net assets	4.76	%**	2.33%	3.17%	1.86%	1.52%	1.42%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		0.95%	N/A	N/A	N/A	N/A
Net investment income	N/A		2.32%	N/A	N/A	N/A	N/A
Portfolio turnover rate	7	%*	9%	25%	32%	22%	27%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net asset value, beginning of period	$13.24		$9.70	$19.52	$17.22	$16.60	$14.63
Income from investment operations:
Net investment income(loss)	(0.01	)‡	0.05 ‡	0.07 ‡	0.08 ‡	0.12 #	0.06
Net realized and unrealized gain (loss) on investments	(0.65)		3.56	(9.46)	3.75	1.30	1.98
Total from investment operations	(0.66)		3.61	(9.39)	3.83	1.42	2.04
Less distributions to shareholders:
From net investment income	(0.05)		(0.07)	— †	(0.07)	(0.11)	(0.07)
From net realized capital gains	—		—	(0.43)	(1.46)	(0.69)	—
Total distributions	(0.05)		(0.07)	(0.43)	(1.53)	(0.80)	(0.07)
Net asset value, end of period	$12.53		$13.24	$9.70	$19.52	$17.22	$16.60
Total Return	(10.06	)%*	37.40%	(48.97)%	22.43%	8.52%	13.92%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$91,946		$100,153	$86,611	$173,139	$132,046	$142,169
Net expenses to average daily net assets	0.84	%**	0.74%	0.70%	0.63%	0.65%	0.68%
Net investment income (loss) to average daily net assets	(0.12	)%**	0.41%	0.43%	0.43%	0.61%	0.45%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		0.83%	N/A	N/A	N/A	N/A
Net investment income	N/A		0.32%	N/A	N/A	N/A	N/A
Portfolio turnover rate	45	%*	171%	237%	137%	138%	149%

‡  Calculation based on average shares outstanding.

#  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net asset value, beginning of period	$20.47		$13.78	$24.74	$24.26	$22.95	$21.56
Income from investment operations:
Net investment income(loss)	(0.02	)‡	0.05 ‡	0.01 ‡	(0.09)‡	(0.03)#	(0.12)
Net realized and unrealized gain (loss) on investments	(0.78)		6.65	(10.33)	3.01	3.77	3.39
Total from investment operations	(0.80)		6.70	(10.32)	2.92	3.74	3.27
Less distributions to shareholders:
From net investment income	(0.05)		(0.01)	—	—	—	—
From net realized capital gains	—		—	(0.64)	(2.44)	(2.43)	(1.88)
Total distributions	(0.05)		(0.01)	(0.64)	(2.44)	(2.43)	(1.88)
Net asset value, end of period	$19.62		$20.47	$13.78	$24.74	$24.26	$22.95
Total Return	(7.94	)%*	48.61%	(42.03)%	11.96%	16.30%	15.13%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$126,208		$140,099	$106,784	$188,400	$175,122	$147,352
Net expenses to average daily net assets	1.10	%**	1.13%	1.09%	1.06%	1.08%	1.11%
Net investment income (loss) to average daily net assets	(0.16	)%**	0.28%	0.07%	(0.33)%	(0.12)%	(0.55)%
Portfolio turnover rate	15	%*	16%	28%	35%	30%	29%

‡  Calculation based on average shares outstanding.

#  Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

	M Business Opportunity Value Fund
	Six Months Ended June 30, 2010 (Unaudited)		Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005
Net asset value, beginning of period	$9.50		$7.69	$12.11	$12.55	$12.06	$12.23
Income from investment operations:
Net investment income	0.02	‡	0.06 ‡	0.09 ‡	0.10 ‡	0.06	0.08
Net realized and unrealized gain (loss) on investments	(1.07)		1.82	(4.16)	0.59	1.51	0.87
Total from investment operations	(1.05)		1.88	(4.07)	0.69	1.57	0.95
Less distributions to shareholders:
From net investment income	(0.07)		(0.07)	(0.01)	(0.08)	(0.06)	(0.08)
From net realized capital gains	—		—	(0.34)	(1.05)	(1.02)	(1.04)
Total distributions	(0.07)		(0.07)	(0.35)	(1.13)	(1.08)	(1.12)
Net asset value, end of period	$8.38		$9.50	$7.69	$12.11	$12.55	$12.06
Total Return	(22.37	)%*	24.58%	(34.48)%	5.44%	13.89%	7.81%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$68,672		$89,199	$67,674	$79,905	$72,742	$52,440
Net expenses to average daily net assets	0.88	%**	0.88%	0.88%	0.87%	0.89%	0.90%
Net investment income to average daily net assets	0.34	%**	0.74%	0.81%	0.72%	0.56%	0.57%
Without the reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		0.95%	N/A	N/A	0.94%	1.01%
Net investment income	N/A		0.67%	N/A	N/A	0.51%	0.68%
Portfolio turnover rate	22	%*	58%	169%	149%	96%	111%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2010, the Company consisted of four separate diversified investment portfolios: M International Equity Fund (formerly Brandes International Equity Fund), M Large Cap Growth Fund, M Capital Appreciation Fund (formerly Frontier Capital Appreciation Fund) and M Business Opportunity Value Fund (formerly Business Opportunity Value Fund) (each singularly a "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers shares of the Funds to separate accounts of certain insurance companies as the underlying funding vehicle for certain variable annuity and variable life insurance policies offered by members of M Financial Holdings Incorporated ("M Financial Group") issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

M International Equity Fund's investment objective is long-term capital appreciation with a strategy of investing mainly in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. M Large Cap Growth Fund seeks long-term capital appreciation with a strategy of investing mainly in common stocks of U.S. companies that are believed to have strong earnings growth potential. M Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500 Stock Index. M Business Opportunity Value Fund seeks long-term capital appreciation with a strategy of investing primarily in equity securities of U.S. issuers in the large-to-medium capitalization segment of the U.S. stock market.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company's Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds, with the exception of M International Equity Fund, had all long-term investments at Level 1, with corresponding industries as represented in the schedule of investments, and all short-term investments at Level 2, as of June 30, 2010.

The following is a summary of the inputs used as of June 30, 2010 in valuing the M International Equity Fund investments:

M International Equity Fund
Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Common Stocks
Bermuda	$1,181,378	$—	$—	$1,181,378
Brazil	5,312,065	—	—	5,312,065
Finland	—	2,892,640	—	2,892,640
France	—	33,130,615	—	33,130,615
Germany	—	16,407,643	—	16,407,643
Italy	—	18,449,021	—	18,449,021
Japan	—	73,317,209	—	73,317,209
Mexico	6,341,031	—	—	6,341,031
Netherlands	—	24,018,231	—	24,018,231
New Zealand	—	844,523	—	844,523
Portugal	—	6,895,387	—	6,895,387
South Korea	5,713,573	—	—	5,713,573
Spain	—	3,453,973	—	3,453,973
Sweden	—	5,184,272	—	5,184,272
Switzerland	5,772,986	8,990,166	—	14,763,152
United Kingdom	—	44,128,840	—	44,128,840
Total Foreign Common Stocks	24,321,033	237,712,520	—	262,033,553

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights
Italy	$18,484	$—	$—	$18,484
Total Rights	18,484	—	—	18,484
Short-Term Investments
Euro Time Deposit	—	4,210,527	—	4,210,527
Investments in Security Lending Collateral	—	23,992,332	—	23,992,332
Total Short-Term Investments	—	28,202,859	—	28,202,859
Total	$24,339,517	$265,915,379	$—	$290,254,896

The Funds adopted FASB Accounting Standards Update No 2010-06 "Fair Value Measurements and Disclosures (Topic 820)" ("the Update"), effective March 31, 2010. The Update requires the Funds to disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as, the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. The funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy at June 30, 2010.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Company based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterization of distributions made by each Fund and reclassifications to paid-in capital.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to State Street Bank and Trust as the securities lending agent, is the source of the Fund's securities lending income, which is divided between the Fund and custodian, as the securities lending agent.

At June 30, 2010, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$22,853,517	$23,992,332
M Large Cap Growth Fund	8,178,681	8,374,800
M Capital Appreciation Fund	31,340,194	32,200,008
M Business Opportunity Value Fund	6,455,436	6,611,060

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds did not have any unrecognized tax benefits at June 30, 2010, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six months ended June 30, 2010, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2006 through December 2009. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"). The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	1.10% of the first $10 million

0.95% of the next $10 million

0.75% of the next $30 million

0.65% on amounts above $50 million

M Large Cap Growth Fund	0.65% of the first $50 million

0.60% of the next $50 million

0.55% on amounts above $100 million

M Capital Appreciation Fund	0.90%

M Business Opportunity Value Fund	0.65% of the first $50 million

0.60% of the next $50 million

0.55% of the next $100 million

0.50% on amounts above $200 million

The Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. This agreement is effective May 1, 2010 through April 30, 2011.

The Adviser has engaged Brandes Investment Partners, L.P., DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Iridian Asset Management LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Business Opportunity Value Fund, respectively.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.95% on the first $10 million

0.80% on the next $10 million

0.60% on the next $30 million

0.50% on the amounts above $50 million

M Large Cap Growth Fund	0.50% on the first $50 million

0.45% on the next $50 million

0.40% on the amounts above $100 million

M Capital Appreciation Fund	0.75%

M Business Opportunity Value Fund	0.50% on the first $50 million

0.45% on the next $50 million

0.40% on the next $100 million

0.35% on the amounts above $200 million

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Company pays no compensation to its officers, other than the Chief Compliance Officer, or to its directors who are interested directors. The Company paid each non-interested Director $20,000 per annum plus $1,500 per meeting attended with an additional $1,500 per audit committee meeting attended. The Chairman and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Company and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2010, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$21,101,496	$22,625,877
M Large Cap Growth Fund	44,121,508	48,306,083
M Capital Appreciation Fund	19,383,145	27,679,961
M Business Opportunity Value Fund	17,704,034	30,962,382

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Shares sold	1,486,104	4,518,490	470,862	1,417,775
Shares repurchased	(2,155,313)	(7,185,570)	(724,614)	(2,842,320)
Distributions reinvested	—	584,119	28,615	54,714
Net increase (decrease)	(669,209)	(2,082,961)	(225,137)	(1,369,831)
Fund Shares:
Beginning of year	26,967,255	29,050,216	7,561,744	8,931,575
End of period	26,298,046	26,967,255	7,336,607	7,561,744
	M Capital Appreciation Fund		M Business Opportunity Value Fund
	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009	Six Months Ended June 30, 2010 (Unaudited)	Year Ended December 31, 2009
Shares sold	659,031	1,382,682	649,472	2,824,759
Shares repurchased	(1,083,617)	(2,289,606)	(1,911,282)	(2,315,001)
Distributions reinvested	14,255	2,696	64,153	80,197
Net increase (decrease)	(410,331)	(904,228)	(1,197,657)	589,955
Fund Shares:
Beginning of year	6,843,718	7,747,946	9,393,219	8,803,264
End of year	6,433,387	6,843,718	8,195,562	9,393,219

5.  Financial Instruments

M International Equity Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Foreign Currency and Foreign Investments

M International Equity Fund may invest in non-U.S. dollar denominated securities or in the securities of foreign issuers and American Depositary Receipts ("ADRs"). M Business Opportunity Value Fund, M Capital Appreciation Fund, and M Large Cap Growth Fund may invest in securities of foreign issuers that are listed on United States

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

exchanges or are represented by ADRs. Foreign currencies, investments and other assets and liabilities of the Funds are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at period end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

6.  Investments in Foreign Markets

At June 30, 2010, a portion of M International Equity Fund's net assets consisted of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities may be subject to greater price volatility, limited and less reliable investor information for certain local tax law considerations, limited regulations of foreign securities markets, and higher rates of inflation than securities of companies based in the United States.

7.  Beneficial Interest

Shares of the Funds are owned by insurance companies as depositors of separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2010, John Hancock Variable

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Beneficial Interest (Continued)

Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING-Security Life of Denver, Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc. and SunLife Insurance Co. through their separate accounts, the separate accounts of insurance company subsidiaries, as well as M Financial Holdings Incorporated through direct ownership of seed money and general investment shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of certain Funds in which their separate accounts hold more than 25% of the shares of such Funds.

At June 30, 2010 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	ING-Security Life of Denver
M International Equity Fund	0.6%	42.5%	35.6%	13.4%	5.1%
M Large Cap Growth Fund	4.7%	46.9%	39.6%	2.5%	2.4%
M Capital Appreciation Fund	0.8%	44.9%	45.5%	1.3%	4.5%
M Business Opportunity Value Fund	2.5%	38.7%	47.4%	2.7%	3.5%

	Percentage of Ownership
	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.	SunLife Insurance Co.
M International Equity Fund	1.8%	0.1%		0.2%	0.7%
M Large Cap Growth Fund	2.6%	0.0%		0.2%	1.1%
M Capital Appreciation Fund	2.0%	—	%(1)	0.2%	0.8%
M Business Opportunity Value Fund	3.2%	0.1%		0.2%	1.7%

  (1) Amount rounds to less than 0.05%.

8.  Tax information

At June 30, 2010, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
M International Equity Fund	$413,293,617	$10,678,747	$(133,717,468)	$(123,038,721)
M Large Cap Growth Fund	101,864,531	6,582,309	(6,931,594)	(349,285)
M Capital Appreciation Fund	145,713,915	26,187,357	(11,999,433)	14,187,924
M Business Opportunity Value Fund	75,112,727	3,878,755	(3,454,193)	424,562

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

9.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Company may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Company under these arrangements is unknown, as it involves future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes that the risk of loss is remote.

10.  Subsequent Events

Management has evaluated the possibility of subsequent events existing in the Funds' financial statements. Management has determined that no material events require recognition or disclosure in the Funds' financial statements.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Company") meets on a quarterly basis to review the ongoing operations of the Company and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Company and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Business Opportunity Value Fund (each, a "Fund" and collectively, the "Funds"), and Brandes Investment Partners, L.P. ("Brandes"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and Iridian Asset Management, LLC ("Iridian"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board as well as separately in executive session. The Board also holds special meetings as circumstances warrant.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Advisor), in both absolute terms and relative to the investment performance of other comparable funds offered as investment options in variable insurance products, particularly other funds offered as options in the same insurance products (by the same insurance companies) as the Funds. The Board considers this performance in light of general economic conditions and the performance of relevant equity market indexes. The Board periodically receives an in-person briefing report from senior personnel of each Sub-Advisor, and also receives an in-person report (as well as written material) from Strategic Capital Investment Advisors, as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of conduct violations) matters.

These quarterly, on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital Investment Advisers, Inc. ("Strategic Capital") to help choose and evaluate each of the Company's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The consulting services offered by Strategic Capital include: (i) asset allocation/investment policy review; (ii) investment structure design; (iii) investment manager evaluation and search; (iv) performance evaluation/investment manager monitoring; (v) service provider evaluation and selection (administrative/record keeping, master trust/custody); and (vi) liquidity management evaluation and plan design.

Strategic Capital provides the Board with monthly and quarterly performance information and investment monitoring services at both the Company level and at the Fund level. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities, resources and product offerings.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on February 23, 2010, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser. The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services; (2) the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund, the Adviser and each Sub-Adviser; (5) the advisory fees payable to the Adviser and each Sub-Adviser, considering the services provided, the costs and expenses of the Adviser or the Sub-Adviser, fees throughout the industry, the level of profit realized by the Adviser or Sub-Adviser under the Agreements, and any collateral or "fall-out" benefits to the Adviser, the Sub-Adviser or the Fund; (6) the extent to which economies of scale would be realized as each Fund grows and whether shareholders benefit from these economies of scale; and (7) the Sub-Advisers' selection of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its February 23, 2010 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the advisor or sub-advisor is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Company and the Sub-Advisors are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisor's costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisors.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds. The Board concluded that the Adviser has the necessary staff to manage the relationship with each Fund's Sub-Adviser and the capability to continue to manage each Fund. The Board concluded that each Sub-Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

2.  THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND EACH SUB-ADVISER

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year. The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. The Board noted that the Adviser has delegated the day-to-day investment of the Funds to each of the Sub-Advisers and that the Adviser regularly monitors the general services of each Sub-Adviser and conducts an annual review of each Sub-Adviser to evaluate the Sub-Adviser's performance, organization, risks and investment decision making process.

The Board evaluated these factors based on its direct experience with the Adviser and Sub-Advisers and in consultation with counsel. The Board concluded that the nature and extent of the services provided under both the Advisory Agreement and Sub-Advisory Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Advisers had not diminished over the past year and that the quality of services continues to be appropriate.

3.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser. The Board also noted that compliance matters are reviewed quarterly by the Adviser and Sub-Advisers and that any violations are brought to the attention of the Company's Chief Compliance Officer and the Board.

The Board has noted and discussed that the Sub-Advisors have apparently each been using different standards to determine whether compliance matters should be reported to the Board, and that such different reporting standards may give a false impression of materially different levels of regulatory compliance. In this regard, on their face the reports show four material Code of Ethics compliance matters for Brandes and no material violations for any of the other three Sub-Advisors. The Board had some questions and concerns regarding Brandes' Code of Ethics matters, and considered whether this might be primarily attributable to a relatively high reporting standard, but that nevertheless a heightened level of monitoring seems appropriate for the near future. The Board has instructed the Company's officers to implement more uniform reporting standards. With this in mind, and upon information provided to it, the Board concluded that the Adviser and Sub-Advisers each have taken reasonable steps to monitor compliance.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

4.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund as well as recent monthly returns.

M International Equity Fund

The Board considered the investment performance of the M International Equity Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2009. The Board noted that the Fund lagged its benchmark, the MSCI EAFE Index, for the one-year, three-year and five-year periods, but exceeded its benchmark for the ten-year period and for the period from inception to December 31, 2009. The Board concluded that given the volatility of the markets in 2008, it was satisfied with Brandes' performance.

M Large Cap Growth Fund

The Board considered the investment performance of the M Large Cap Growth Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2009. The Board noted that the Fund lagged its benchmark, the Russell 1000 Growth Index, for the three-year and five-year periods, but exceeded the benchmark for the one-year and ten-year periods and for the period from inception to December 31, 2009. The Board noted that the investment performance provided included the performance of the Fund's previous investment manager, which was from the Fund's inception to October 11, 2009. The Board concluded that it was satisfied with DSM's performance.

M Capital Appreciation Fund

The Board considered the investment performance of the M Capital Appreciation Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2009. The Board noted that the Fund exceeded its benchmark, the Russell 2500 Stock Index, for all periods. The Board concluded that it was satisfied with Frontier's performance.

M Business Opportunity Value Fund

The Board considered the investment performance of the M Business Opportunity Value Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2009. The Board noted that the Fund lagged its benchmark, the Russell 1000 Value Index, for the ten-year period but exceeded its benchmark for the one-year, three-year and five-year periods and for the period from inception through December 31, 2009. The Board concluded that it was satisfied with Iridian's performance.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

5.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board compared the level of the advisory fee for each Fund against the advisory fees charged by funds in each Fund's respective peer groups. The Board also considered comparative total fund expenses of each Fund compared to its respective peer group. Information and charts showing management fees for comparable funds was presented to the Board. The Board considered the information regarding the financial condition and profitability of the Adviser and Sub-Advisers in managing the Funds, including the percentage of the advisory/sub-advisory fees paid to Adviser and Sub-Advisers that represented profit. The Board also considered the fall-out benefits, if any, received by the Adviser and Sub-Advisers and the use of soft dollars by each Sub-Adviser, if any. The Board used this information as a guide to help assess the reasonableness of each Fund's advisory fee. The Board noted that the management fees payable by each Fund were within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair and reasonable.

6.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDER BENEFIT FROM THESE ECONOMIES OF SCALE

The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that as assets in the Company's portfolios increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that the current advisory agreements provide for appropriate economies of scale which benefit shareholders.

M International Equity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that Brandes' management fee decreases at certain breakpoints. Specifically, the Board noted that the management fee payable by the Fund is 1.10% of the Fund's average daily net assets on the first $10 million; 0.95% of the Fund's average daily net assets on the next $10 million; 0.75% of the Fund's average daily net assets on the next $30 million and 0.65% of the Fund's average daily net assets on amounts over $50 million. The Board noted that based upon the Fund's current assets, the management fee is 0.69%, of which 0.15% is retained by the Adviser and the remainder is paid to Brandes. The Board noted that as the assets in the Fund increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that these economies of scale benefit shareholders of the Fund.

M Large Cap Growth Fund

The Board considered the benefit to investors of economies of scale. The Board noted that the management fee payable by the Fund is 0.65% of the Fund's average daily net assets on the first $50 million; 0.60% of the Fund's average daily net assets on the next $50 million; and 0.55% of the Fund's average daily net assets on amounts over

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

$100 million. Based on the current level of assets, DSM's advisory fee is 0.63%, of which 0.15% is retained by the Adviser and the remainder is paid to DSM. The Board noted that as the Fund's assets increase fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

M Capital Appreciation Fund

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee paid to Frontier does not decrease at breakpoints. The management fee payable by the Fund remains fixed at 0.75% of the Fund's average daily net assets, of which 0.15% is retained by the Adviser and the remainder is paid to Frontier. The Board noted that as assets in the Fund increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

M Business Opportunity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that Iridian's management fee decreases at certain breakpoints. Specifically, the Board noted that the management fee payable by the Fund is 0.65% of the Fund's average daily net assets on the first $50 million; 0.60% of the Fund's average daily net assets on the next $50 million; 0.55% of the Fund's average daily net assets on the next $100 million; and 0.50% of the Fund's average daily net assets on amounts over $200 million. Based on current assets the Fund's management fee is 0.63%, of which 0.15% is retained by the Adviser and the remainder is paid to Iridian. The Board also noted that as Fund assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation on such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

7.  THE SUB-ADVISERS' SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Company's portfolios is handled at the Sub-Adviser level. The Board noted that the Company's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information and certifications that the soft dollar practices fall within the Section 28(e) safe harbor. The Board considered each Sub-Adviser's brokerage arrangements on behalf of its applicable Fund. The Board concluded that brokerage fees being paid by the Funds were reasonable. In addition, the Board found that the trading practices and soft dollar usage by each Sub-Adviser were reasonable.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to manage the Funds. The Board further concluded that based on the compliance materials provided, the Adviser and each Sub-Adviser have in place sufficient policies and procedures to monitor conduct by its employees. Moreover, the Board found that each Fund performed in a satisfactory manner in comparison to relative benchmarks. The Board also found that based on the services that the Adviser and each Sub-Adviser provide to their respective Fund pursuant to the Advisory Agreement and the Sub-Advisory Agreements, the compensation payable to the Adviser and each Sub-Adviser was fair and equitable. In addition, the Board concluded that the Funds benefit from economies of scale due to increasing assets, decremental fee structures (for certain Funds) and operating costs being spread over a larger asset base. Finally, the Board found that brokerage fees being paid by each Fund were reasonable and that the trading practices and soft dollar usage by each Sub-Adviser were fair and equitable.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the management fees paid to the Adviser under the Advisory Agreement and the sub-advisory fees paid to the Sub-Advisers under the Sub-Advisory Agreements were reasonable in light of the services provided, and that it was in the best interests of the Funds and their investors to renew the Advisory Agreement and each Sub-Advisory Agreement.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Company's proxy voting policies and procedures and the Company's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2010 to June 30, 2010)
M International Equity Fund
Actual	$1,000.00	$750.00	0.92%	$3.99
Hypothetical (5% return before expenses)	1,000.00	1,020.23	0.92%	4.61
M Large Cap Growth Fund
Actual	1,000.00	899.40	0.84%	$3.96
Hypothetical (5% return before expenses)	1,000.00	1,020.63	0.84%	4.21
M Capital Appreciation Fund
Actual	1,000.00	920.60	1.10%	$5.24
Hypothetical (5% return before expenses)	1,000.00	1,019.34	1.10%	5.51

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2010 to June 30, 2010)
M Business Opportunity Value Fund
Actual	$1,000.00	$776.30	0.88%	$3.88
Hypothetical (5% return before expenses)	1,000.00	1,020.43	0.88%	4.41

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)         A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)          Not applicable.

(a)(2)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3)          Not applicable.

(b)                         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date: August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date: August 24, 2010

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial and Accounting Officer
Date: August 24, 2010